RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.6%
	EQUITY - 83.6%
26,700	Amplify Transformational Data Sharing ETF	$ 403,704
32,000	ARK Fintech Innovation ETF(a)	456,640
66,900	ARK Innovation ETF	2,089,956
66,200	Bitwise Crypto Industry Innovators ETF	224,418
13,300	Communication Services Select Sector SPDR Fund	638,267
6,100	Consumer Discretionary Select Sector SPDR Fund	787,876
7,600	Consumer Staples Select Sector SPDR Fund	566,580
5,450	Energy Select Sector SPDR Fund	476,712
29,100	Financial Select Sector SPDR Fund	995,220
54,825	Global X Blockchain ETF	706,146
40,400	Global X Silver Miners ETF	1,138,068
9,363	Health Care Select Sector SPDR Fund	1,271,964
7,300	Industrial Select Sector SPDR Fund	716,933
66,400	Invesco China Technology ETF(a)	2,881,760
4,300	iShares Biotechnology ETF	564,547
33,700	iShares China Large-Cap ETF	953,710
42,900	KraneShares Bosera MSCI China A 50 Connect Index	1,093,521
3,100	Materials Select Sector SPDR Fund	240,808
5,600	Real Estate Select Sector SPDR Fund	206,808
16,509	Technology Select Sector SPDR Fund	2,054,380
3,700	Utilities Select Sector SPDR Fund	260,850
113,000	VanEck Gold Miners ETF	3,238,579
35,000	Vanguard FTSE Emerging Markets ETF	1,364,300
		23,331,747

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,826,933)	23,331,747

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 16.3%
MONEY MARKET FUNDS - 16.3%
4,560,506	First American Government Obligations Fund, Class X, 4.08% (Cost $4,560,506)(b)	$ 4,560,506

	TOTAL INVESTMENTS - 99.9% (Cost $31,387,439)	$ 27,892,253
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	20,606
	NET ASSETS - 100.0%	$ 27,912,859

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 36.0%
	EQUITY - 1.4%
7,600	iShares Cohen & Steers REIT ETF	$ 416,784

	FIXED INCOME - 34.6%
15,000	iShares 20+ Year Treasury Bond ETF	1,493,400
26,400	iShares 7-10 Year Treasury Bond ETF	2,528,592
43,000	SPDR Portfolio Long Term Treasury ETF	1,248,290
18,000	Vanguard Extended Duration Treasury ETF	1,490,940
60,500	Vanguard Long-Term Treasury ETF	3,728,010
		10,489,232

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,418,589)	10,906,016

	SHORT-TERM INVESTMENTS — 63.8%
	MONEY MARKET FUNDS - 63.8%
19,348,142	First American Government Obligations Fund, Class X, 4.08% (Cost $19,348,142)(a)	19,348,142

	TOTAL INVESTMENTS - 99.8% (Cost $30,766,731)	$ 30,254,158
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	59,915
	NET ASSETS - 100.0%	$ 30,314,073

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2022.